Basis of Presentation, Use of Estimates and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Basis of Presentation, Use of Estimates and Significant Accounting Policies
Consolidated Balance Sheets amounts of Medicare Part D program

	December 31, 2010		December 31, 2009
(in millions)	CMS Subsidies (a)	Risk-Share	CMS Subsidies (a)	Risk-Share
Other current receivables	$0	$0	$271	$0
Other policy liabilities	475	265	0	268

(a)	Includes the Catastrophic Reinsurance Subsidy and the Low-Income Member Cost Sharing Subsidy.

Useful lives for property, equipment and capitalized software

Furniture, fixtures and equipment	3 to 7 years
Buildings	35 to 40 years
Leasehold improvements	7 years or length of lease term, whichever is shorter
Capitalized software	3 to 5 years